Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2021
6 Meridian Hedged Equity-Index Option Strategy ETF | 6 Meridian Hedged Equity-Index Option Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXH
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2021
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
6 Meridian Low Beta Equity Strategy ETF | 6 Meridian Low Beta Equity Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXL
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2021
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
6 Meridian Mega Cap Equity ETF | 6 Meridian Mega Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXA
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2021
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
6 Meridian Small Cap Equity ETF | 6 Meridian Small Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIXS
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2021
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
6 Meridian Quality Dividend Yield ETF | 6 Meridian Quality Dividend Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXQY
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2021
Prospectus Date	rr_ProspectusDate	May 07, 2021
6 Meridian Quality Growth ETF | 6 Meridian Quality Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXQG
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2021
Prospectus Date	rr_ProspectusDate	May 07, 2021
6 Meridian Quality Value ETF | 6 Meridian Quality Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SXQV
Document Effective Date	dei_DocumentEffectiveDate	May 07, 2021
Prospectus Date	rr_ProspectusDate	May 07, 2021